Organization and Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Federal deposit insurance corporation insured limits (FDIC)	$ 250,000	$ 250,000
Extended product warranty description	The Company recognizes revenue from extended warranty contracts using the straight-line method over the estimated life of the product which is three years.